Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Common Stock [Member]	Preferred Stock [Member]	Reserve [Member]	Deficit [Member]	Total
Balance at Dec. 31, 2017	$ 73,598	$ 591	$ 5,089	$ (26,550)	$ 52,728
Balance, shares at Dec. 31, 2017	55,459,527
Statement Line Items [Line Items]
Net and comprehensive loss				(3,022)	(3,022)
Share capital issued through private placement	$ 17,500				17,500
Share capital issued through private placement, shares	23,333,333
Share issue costs	$ (579)				(579)
Value allocated to warrants	(2,572)		2,572
Expired warrants			(48)	48
Forfeited/expired options			(181)	181
Share-based payments			317		317
Balance at Dec. 31, 2018	$ 87,947	591	7,749	(29,343)	$ 66,944
Balance, shares at Dec. 31, 2018	78,792,860				78,792,860
Statement Line Items [Line Items]
Net and comprehensive loss				(28,859)	$ (28,859)
Share capital issued through private placement	$ 1,728				1,728
Share capital issued through private placement, shares	9,597,931
Share issue costs	$ (344)				(344)
Flow-through share premium	(89)				(89)
Share capital issued as earn-in	$ 51				51
Share capital issued as earn-in, shares	300,000
Value allocated to warrants	$ (287)		287
Expired warrants			(2,080)	2,080
Forfeited/expired options			(1,781)	1,781
Share-based payments
Balance at Dec. 31, 2019	$ 89,006	591	4,175	(54,341)	$ 39,431
Balance, shares at Dec. 31, 2019	88,690,791				88,690,791
Statement Line Items [Line Items]
Net and comprehensive loss				(2,741)	$ (2,741)
Share capital issued through private placement	$ 1,480				1,480
Share capital issued through private placement, shares	21,142,857
Share issue costs	$ (124)				(124)
Value allocated to warrants	(735)		735
Expired warrants			(2,572)	2,572
Forfeited/expired options			(1,211)	1,211
Share-based payments			969		969
Balance at Dec. 31, 2020	$ 89,627	$ 591	$ 2,096	$ (53,299)	$ 39,015
Balance, shares at Dec. 31, 2020	109,833,648				109,833,648